UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive Growth Fund

February 28, 2005

FEG-QTLY-0405

1.797938.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.1%
Amerigon, Inc. (a)	3,100	$ 13
Gentex Corp.	96,500	3,272
		3,285
Hotels, Restaurants & Leisure - 4.4%
Brinker International, Inc. (a)	477,700	18,086
Carnival Corp. unit	168,700	9,174
Harrah's Entertainment, Inc.	140,300	9,202
Hilton Hotels Corp.	821,700	17,305
Mandalay Resort Group	101,200	7,172
Marriott International, Inc. Class A	257,900	16,531
Outback Steakhouse, Inc.	217,900	9,786
Penn National Gaming, Inc. (a)	215,909	13,032
Red Robin Gourmet Burgers, Inc. (a)	4,400	199
Starbucks Corp. (a)	261,400	13,543
Station Casinos, Inc.	259,400	15,808
Sunterra Corp. (a)	221,300	3,627
The Cheesecake Factory, Inc. (a)	278,100	9,464
Wendy's International, Inc.	312,300	11,821
Yum! Brands, Inc.	976,900	47,653
		202,403
Household Durables - 2.2%
Black & Decker Corp.	245,500	20,357
Fortune Brands, Inc.	456,900	37,009
Garmin Ltd.	206,100	10,563
Harman International Industries, Inc.	229,800	25,777
Mohawk Industries, Inc. (a)	103,900	9,324
		103,030
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	533,400	22,851
eDiets.com, Inc. (a)	49,500	153
		23,004
Leisure Equipment & Products - 0.3%
Brunswick Corp.	88,200	4,114
Polaris Industries, Inc.	120,600	8,417
		12,531
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A (a)	168,200	5,224
E.W. Scripps Co. Class A	505,400	23,329
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Getty Images, Inc. (a)	202,100	$ 14,418
Lamar Advertising Co. Class A (a)	131,300	5,159
NTL, Inc. (a)	179,493	11,647
Pixar (a)	173,400	15,507
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	38,800	539
Radio One, Inc. Class D (non-vtg.) (a)	160,300	2,191
XM Satellite Radio Holdings, Inc. Class A (a)	515,800	17,001
		95,015
Multiline Retail - 1.0%
Dollar General Corp.	309,100	6,562
Dollar Tree Stores, Inc. (a)	442,100	11,915
Family Dollar Stores, Inc.	347,900	11,453
Nordstrom, Inc.	306,800	16,494
		46,424
Specialty Retail - 3.6%
Abercrombie & Fitch Co. Class A	283,400	15,219
AutoZone, Inc. (a)	100,900	9,777
Bed Bath & Beyond, Inc. (a)	389,300	14,607
Chico's FAS, Inc. (a)	1,138,600	33,532
Foot Locker, Inc.	132,700	3,623
Hot Topic, Inc. (a)	69,225	1,479
Kirkland's, Inc. (a)	159,100	1,693
PETsMART, Inc.	799,500	24,385
Pier 1 Imports, Inc.	54,900	1,002
Ross Stores, Inc.	1,266,976	35,475
Weight Watchers International, Inc. (a)	357,700	15,381
Williams-Sonoma, Inc. (a)	277,700	9,633
		165,806
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	683,200	37,938
NIKE, Inc. Class B	2,600	226
		38,164
TOTAL CONSUMER DISCRETIONARY		689,662
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	158,300	16,276
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.2%
Bunge Ltd.	75,700	$ 4,142
Del Monte Foods Co. (a)	650,410	6,888
Hershey Foods Corp.	460,200	28,993
McCormick & Co., Inc. (non-vtg.)	245,200	9,315
Smithfield Foods, Inc. (a)	110,800	3,773
		53,111
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	364,000	16,009
TOTAL CONSUMER STAPLES		85,396
ENERGY - 7.1%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	1,327,500	62,764
BJ Services Co.	24,900	1,244
Cooper Cameron Corp. (a)	462,000	26,653
ENSCO International, Inc.	268,700	10,823
Halliburton Co.	99,300	4,366
Nabors Industries Ltd. (a)	149,800	8,599
Noble Corp.	255,200	14,564
Patterson-UTI Energy, Inc.	826,800	20,670
Smith International, Inc.	507,620	32,620
Weatherford International Ltd. (a)	740,305	44,130
		226,433
Oil & Gas - 2.2%
Ashland, Inc.	272,800	17,811
EOG Resources, Inc.	178,300	16,247
Pioneer Natural Resources Co.	648,900	27,364
Teekay Shipping Corp.	442,600	21,940
Valero Energy Corp.	40,000	2,850
XTO Energy, Inc.	275,300	12,532
		98,744
TOTAL ENERGY		325,177
FINANCIALS - 3.9%
Capital Markets - 2.4%
Ameritrade Holding Corp. (a)	960,200	10,207
Deutsche Bank AG (NY Shares)	58,100	5,107
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	1,082,400	$ 14,363
Eaton Vance Corp. (non-vtg.)	738,200	19,902
Federated Investors, Inc. Class B (non-vtg.)	228,200	6,741
Legg Mason, Inc.	352,050	28,389
SEI Investments Co.	233,080	8,615
T. Rowe Price Group, Inc.	170,100	10,442
Waddell & Reed Financial, Inc. Class A	332,600	6,918
		110,684
Commercial Banks - 0.5%
North Fork Bancorp, Inc., New York	256,350	7,385
Synovus Financial Corp.	455,200	12,363
UnionBanCal Corp.	40,900	2,532
		22,280
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	67,255	2,337
MGIC Investment Corp.	210,800	13,226
New York Community Bancorp, Inc.	620,488	11,392
Radian Group, Inc.	381,500	18,438
The PMI Group, Inc.	41,000	1,650
		47,043
TOTAL FINANCIALS		180,007
HEALTH CARE - 27.5%
Biotechnology - 11.2%
Amylin Pharmaceuticals, Inc. (a)	358,100	7,671
Biogen Idec, Inc. (a)	1,910,100	73,825
Celgene Corp. (a)	796,200	21,796
Cephalon, Inc. (a)	149,500	7,336
Charles River Laboratories International, Inc. (a)	211,100	9,732
DOV Pharmaceutical, Inc. (a)	875,400	13,149
Dyax Corp. (a)	211,300	1,099
Enzon Pharmaceuticals, Inc. (a)	130,000	1,398
Genentech, Inc. (a)	3,280,900	154,849
Genzyme Corp. - General Division (a)	335,700	18,829
ImClone Systems, Inc. (a)	732,200	32,407
Invitrogen Corp. (a)	114,400	8,003
Medarex, Inc. (a)	1,879,280	15,899
MedImmune, Inc. (a)	674,600	16,244
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	4,307,269	$ 37,043
Neurocrine Biosciences, Inc. (a)	38,500	1,541
ONYX Pharmaceuticals, Inc. (a)	401,100	11,608
OSI Pharmaceuticals, Inc. (a)	240,600	13,144
Pharmion Corp. (a)	959,700	32,438
Protein Design Labs, Inc. (a)	2,315,300	34,683
United Therapeutics Corp. (a)	1,200	55
		512,749
Health Care Equipment & Supplies - 6.0%
Advanced Medical Optics, Inc. (a)	230,600	8,751
Bausch & Lomb, Inc.	26,300	1,862
Baxter International, Inc.	861,000	30,703
Beckman Coulter, Inc.	221,900	15,633
Biomet, Inc.	2,323,800	98,111
C.R. Bard, Inc.	554,300	36,861
Cooper Companies, Inc.	81,200	6,687
Cytyc Corp. (a)	452,400	10,315
DENTSPLY International, Inc.	194,300	10,681
Edwards Lifesciences Corp. (a)	420,500	18,086
Inverness Medical Innovations, Inc. (a)	190,800	4,532
ResMed, Inc. (a)	318,700	18,787
Waters Corp. (a)	284,750	13,910
		274,919
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	90,700	5,433
Andrx Corp. (a)	223,300	5,013
Cerner Corp. (a)	126,400	6,585
Covance, Inc. (a)	400,800	17,519
Coventry Health Care, Inc. (a)	222,750	14,056
DaVita, Inc. (a)	62,400	2,636
Health Management Associates, Inc. Class A	479,800	11,021
Henry Schein, Inc. (a)	170,600	12,341
Humana, Inc. (a)	173,200	5,762
Laboratory Corp. of America Holdings (a)	170,600	8,170
Lincare Holdings, Inc. (a)	945,700	38,377
McKesson Corp.	156,300	5,836
Medco Health Solutions, Inc. (a)	13,229	588
Omnicare, Inc.	86,900	2,997
PacifiCare Health Systems, Inc. (a)	68,500	4,348
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc. (a)	205,000	$ 10,172
Pharmaceutical Product Development, Inc. (a)	247,100	10,539
Quest Diagnostics, Inc.	123,100	12,236
Renal Care Group, Inc. (a)	255,350	10,061
Triad Hospitals, Inc. (a)	86,800	3,791
UnitedHealth Group, Inc.	217,380	19,816
WellChoice, Inc. (a)	112,100	5,790
WellPoint, Inc. (a)	509,100	62,141
		275,228
Pharmaceuticals - 4.3%
Barr Pharmaceuticals, Inc. (a)	240,400	11,477
Elan Corp. PLC sponsored ADR (a)	2,890,100	23,121
Endo Pharmaceuticals Holdings, Inc. (a)	122,600	2,762
Guilford Pharmaceuticals, Inc. (a)	1,253,400	5,678
Impax Laboratories, Inc. (a)	995,958	16,991
IVAX Corp. (a)	335,950	5,372
MGI Pharma, Inc. (a)	1,375,424	31,497
NitroMed, Inc. (a)	807,300	17,518
Sepracor, Inc. (a)	1,275,900	82,257
Watson Pharmaceuticals, Inc. (a)	123,900	3,933
		200,606
TOTAL HEALTH CARE		1,263,502
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.8%
EADS NV	624,700	19,638
EDO Corp.	327,800	10,424
Lockheed Martin Corp.	187,500	11,104
Precision Castparts Corp.	198,100	14,909
Rockwell Collins, Inc.	548,400	25,254
		81,329
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	117,800	6,539
Ryder System, Inc.	12,800	543
		7,082
Airlines - 0.3%
Southwest Airlines Co.	1,034,600	14,329
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.9%
American Standard Companies, Inc.	833,800	$ 38,188
Trex Co., Inc. (a)	76,900	3,500
		41,688
Commercial Services & Supplies - 2.2%
Career Education Corp. (a)	246,500	8,418
Cintas Corp.	375,892	16,457
Corrections Corp. of America (a)	338	13
Education Management Corp. (a)	209,962	6,156
Equifax, Inc.	285,100	8,664
H&R Block, Inc.	291,900	15,558
Herman Miller, Inc.	264,100	7,654
Monster Worldwide, Inc. (a)	176,938	5,105
Pitney Bowes, Inc.	395,400	18,133
Robert Half International, Inc.	490,300	14,302
		100,460
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	287,100	7,737
Granite Construction, Inc.	266,500	7,092
Jacobs Engineering Group, Inc. (a)	158,700	8,884
		23,713
Electrical Equipment - 0.3%
AMETEK, Inc.	70,100	2,688
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
Rockwell Automation, Inc.	146,800	9,124
		11,812
Machinery - 0.8%
Astec Industries, Inc. (a)	266,302	4,940
Dover Corp.	277,300	10,723
ITT Industries, Inc.	225,100	19,798
SPX Corp.	58,700	2,613
		38,074
Marine - 0.0%
Alexander & Baldwin, Inc.	8,400	381
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	121,100	6,088
CSX Corp.	129,100	5,333
Laidlaw International, Inc. (a)	130,100	2,992
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	333,900	$ 11,984
Union Pacific Corp.	71,800	4,556
		30,953
Trading Companies & Distributors - 0.3%
Fastenal Co.	195,396	11,423
MSC Industrial Direct Co., Inc. Class A	77,300	2,501
		13,924
TOTAL INDUSTRIALS		363,745
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 5.2%
Andrew Corp. (a)	290,500	3,515
AudioCodes Ltd. (a)	986,600	12,540
CIENA Corp. (a)	109,600	217
Corning, Inc. (a)	503,600	5,776
Finisar Corp. (a)	6,616,300	9,858
Juniper Networks, Inc. (a)	4,157,000	89,542
Nokia Corp. sponsored ADR	3,915,800	63,201
QUALCOMM, Inc.	1,377,100	49,727
Tellabs, Inc. (a)	464,420	3,293
		237,669
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	1,169,600	52,468
Emulex Corp. (a)	937,700	15,847
Hutchinson Technology, Inc. (a)	73,300	2,394
Lexmark International, Inc. Class A (a)	390,720	31,308
Maxtor Corp. (a)	457,000	2,532
QLogic Corp. (a)	72,400	2,917
Seagate Technology	215,220	3,868
Western Digital Corp. (a)	473,800	5,335
		116,669
Electronic Equipment & Instruments - 0.8%
KEMET Corp. (a)	357,500	2,921
Molex, Inc.	12,500	314
Sanmina-SCI Corp. (a)	573,000	3,180
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	2,688,800	$ 13,310
Symbol Technologies, Inc.	945,700	16,767
		36,492
Internet Software & Services - 1.0%
Interwoven, Inc. (a)	19,781	179
Lastminute.com PLC (a)	56,500	115
VeriSign, Inc. (a)	193,300	5,300
Vignette Corp. (a)	759,794	904
Yahoo!, Inc. (a)	1,254,000	40,467
		46,965
IT Services - 1.8%
Computer Sciences Corp. (a)	64,200	2,968
CSG Systems International, Inc. (a)	10,735	184
DST Systems, Inc. (a)	182,100	8,648
Fiserv, Inc. (a)	378,000	14,341
Infosys Technologies Ltd. sponsored ADR	509,300	38,834
Iron Mountain, Inc. (a)	185,550	5,019
SunGard Data Systems, Inc. (a)	387,300	10,112
The BISYS Group, Inc. (a)	295,100	4,373
		84,479
Office Electronics - 1.3%
Xerox Corp. (a)	234,300	3,655
Zebra Technologies Corp. Class A (a)	1,109,761	55,344
		58,999
Semiconductors & Semiconductor Equipment - 12.8%
Advanced Micro Devices, Inc. (a)	1,533,300	26,756
Agere Systems, Inc.:
Class A (a)	2,839,000	4,656
Class B (a)	2,301,700	3,729
Altera Corp. (a)	1,294,200	26,842
Analog Devices, Inc.	98,900	3,632
Atheros Communications, Inc. (d)	580,494	7,970
Broadcom Corp. Class A (a)	922,900	29,764
Brooks Automation, Inc. (a)	528,100	9,564
Cabot Microelectronics Corp. (a)	3,100	101
Conexant Systems, Inc. (a)	2,400,000	4,320
Cree, Inc. (a)	137,600	3,236
Cypress Semiconductor Corp. (a)	347,100	4,887
DuPont Photomasks, Inc. (a)	8,900	234
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc. Class B (a)	287,205	$ 5,509
Integrated Circuit Systems, Inc. (a)	769,900	15,537
Integrated Device Technology, Inc. (a)	872,400	10,914
Intel Corp.	1,503,100	36,044
Intersil Corp. Class A	1,104,800	18,627
KLA-Tencor Corp.	7,900	390
Lam Research Corp. (a)	631,800	19,864
Linear Technology Corp.	465,200	18,171
Maxim Integrated Products, Inc.	650,500	27,985
Microchip Technology, Inc.	2,943,600	80,831
National Semiconductor Corp.	954,600	19,044
Novellus Systems, Inc. (a)	469,600	13,870
NVIDIA Corp. (a)	4,106,568	119,049
Photronics, Inc. (a)	995,300	18,493
PMC-Sierra, Inc. (a)	3,596,354	35,784
Portalplayer, Inc.	362,236	8,339
Rambus, Inc. (a)	140,600	2,470
Samsung Electronics Co. Ltd.	90	47
Silicon Laboratories, Inc. (a)	60,767	2,133
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,762	208
Varian Semiconductor Equipment Associates, Inc. (a)	161,200	6,422
		585,422
Software - 4.3%
Adobe Systems, Inc.	707,200	43,670
BEA Systems, Inc. (a)	1,231,031	10,218
Citrix Systems, Inc. (a)	597,300	13,439
Cognos, Inc. (a)	85,900	3,689
Concord Communications, Inc. (a)	20,000	206
FileNET Corp. (a)	262,572	6,149
Jack Henry & Associates, Inc.	194,600	3,863
Macrovision Corp. (a)	85,700	2,078
Mercury Interactive Corp. (a)	754,900	34,635
Parametric Technology Corp. (a)	1,811,492	10,416
Siebel Systems, Inc. (a)	2,447,191	20,875
TIBCO Software, Inc. (a)	215,700	2,105
VERITAS Software Corp. (a)	1,802,600	43,659
		195,002
TOTAL INFORMATION TECHNOLOGY		1,361,697
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.7%
Chemicals - 1.3%
Dow Chemical Co.	207,700	$ 11,455
Ferro Corp.	189,900	3,716
International Flavors & Fragrances, Inc.	137,300	5,669
Monsanto Co.	241,400	14,189
Potash Corp. of Saskatchewan	104,000	9,211
Praxair, Inc.	346,900	15,552
		59,792
Construction Materials - 0.1%
Vulcan Materials Co.	95,700	5,537
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	428,500	10,665
Pactiv Corp. (a)	228,100	5,157
Sealed Air Corp. (a)	407,200	21,284
		37,106
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	364,870	15,259
Massey Energy Co.	372,900	16,251
Metal Management, Inc.	288,000	8,533
Nucor Corp.	135,400	8,441
Phelps Dodge Corp.	183,500	19,534
		68,018
TOTAL MATERIALS		170,453
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR (a)	134,100	3,417
Sprint Corp.	620,300	14,689
		18,106
Wireless Telecommunication Services - 1.4%
Alamosa Holdings, Inc. (a)	1,437,300	18,311
America Movil SA de CV sponsored ADR	408,200	23,961
InPhonic, Inc.	408,700	9,425
NII Holdings, Inc. (a)	60,600	3,468
USA Mobility, Inc. (a)	188,300	7,389
		62,554
TOTAL TELECOMMUNICATION SERVICES		80,660
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	874,000	$ 14,631
TOTAL COMMON STOCKS (Cost $3,955,110)		4,534,930
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	96,800	0
Procket Networks, Inc. Series C (a)(d)	1,544,677	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,707)		0
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 2.51% (b)	16,593,482	16,593
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	151,741,325	151,741
TOTAL MONEY MARKET FUNDS (Cost $168,334)		168,334
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $4,140,151)		4,703,264
NET OTHER ASSETS - (2.5)%		(114,867)
NET ASSETS - 100%		$ 4,588,397
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,970,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 5,000
Chorum Technologies, Inc. Series E	9/19/00	$ 1,669
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,255
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $4,150,706,000. Net unrealized appreciation aggregated $552,558,000, of which $921,076,000 related to appreciated investment securities and $368,518,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

February 28, 2005

GCF-QTLY-0405

1.797941.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.3%
Goodyear Tire & Rubber Co. (a)	5,675,000	$ 82,061
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	3,415,000	112,968
Orient Express Hotels Ltd. Class A	115,000	2,960
Starbucks Corp. (a)	1,934,200	100,211
The Cheesecake Factory, Inc. (a)	2,353,377	80,085
		296,224
Household Durables - 0.2%
LG Electronics, Inc.	350,000	27,526
Tupperware Corp.	1,300,000	26,637
		54,163
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	900,000	31,662
eBay, Inc. (a)	2,557,200	109,550
Shopping.com Ltd. (d)	2,407,700	39,438
		180,650
Media - 1.5%
Comcast Corp. Class A (special) (a)	1,000,000	31,860
DreamWorks Animation SKG, Inc. Class A	919,100	33,391
Liberty Media Corp. Class A (a)	855,326	8,673
Liberty Media International, Inc. Class A (a)	42,766	1,849
Pixar (a)	480,000	42,926
Time Warner, Inc. (a)	1,631,950	28,118
TiVo, Inc. (a)(d)	6,878,259	27,582
Viacom, Inc. Class B (non-vtg.)	841,977	29,385
Walt Disney Co.	211,500	5,909
XM Satellite Radio Holdings, Inc. Class A (a)	4,600,000	151,616
		361,309
Multiline Retail - 0.5%
Kohl's Corp. (a)	100,000	4,787
Nordstrom, Inc.	1,015,000	54,566
Target Corp.	955,000	48,533
		107,886
Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	349,200	13,102
Best Buy Co., Inc.	160,000	8,643
CarMax, Inc. (a)	1,215,000	40,095
Gap, Inc.	357,825	7,632
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	5,331,150	$ 213,353
Lowe's Companies, Inc.	1,100,400	64,682
RadioShack Corp.	75,000	2,217
Staples, Inc.	5,197,068	163,812
		513,536
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc. (a)	3,088,600	171,510
NIKE, Inc. Class B	842,000	73,212
Reebok International Ltd.	2,595,000	114,595
		359,317
TOTAL CONSUMER DISCRETIONARY		1,955,146
CONSUMER STAPLES - 8.0%
Beverages - 1.2%
PepsiCo, Inc.	3,606,640	194,254
The Coca-Cola Co.	1,987,500	85,065
		279,319
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	255,800	11,918
CVS Corp.	1,203,890	59,990
Sysco Corp.	1,598,900	55,034
Wal-Mart Stores, Inc.	2,851,700	147,176
Walgreen Co.	850,000	36,406
Whole Foods Market, Inc.	1,145,000	117,729
		428,253
Food Products - 2.4%
Archer-Daniels-Midland Co.	9,525,000	229,553
Dean Foods Co. (a)	1,206,280	41,677
General Mills, Inc.	1,910,000	100,027
Hershey Foods Corp.	325,000	20,475
Kellogg Co.	1,350,000	59,400
Kraft Foods, Inc. Class A	1,684,600	56,350
McCormick & Co., Inc. (non-vtg.)	1,715,000	65,153
Wm. Wrigley Jr. Co.	20,000	1,331
		573,966
Household Products - 1.4%
Clorox Co.	1,610,000	96,664
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Colgate-Palmolive Co.	575,000	$ 30,429
Kimberly-Clark Corp.	866,600	57,178
Procter & Gamble Co.	2,980,600	158,240
		342,511
Personal Products - 1.0%
Avon Products, Inc.	970,000	41,487
Gillette Co.	3,773,496	189,618
		231,105
Tobacco - 0.2%
Altria Group, Inc.	775,380	50,904
TOTAL CONSUMER STAPLES		1,906,058
ENERGY - 5.2%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	2,062,500	97,515
Diamond Offshore Drilling, Inc.	827,900	40,981
Schlumberger Ltd. (NY Shares)	3,612,000	272,525
Weatherford International Ltd. (a)	2,395,120	142,773
		553,794
Oil & Gas - 2.9%
Anadarko Petroleum Corp.	1,865,000	143,344
Apache Corp.	2,495,000	156,886
ConocoPhillips	851,905	94,468
Devon Energy Corp.	3,490,000	163,297
EOG Resources, Inc.	535,000	48,749
Noble Energy, Inc.	425,000	28,747
Premcor, Inc.	1,066,000	58,502
		693,993
TOTAL ENERGY		1,247,787
FINANCIALS - 3.6%
Capital Markets - 0.6%
Charles Schwab Corp.	5,276,475	55,403
Nomura Holdings, Inc.	6,199,300	85,860
State Street Corp.	185,000	8,112
		149,375
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.5%
Bank of America Corp.	1,470,000	$ 68,576
Synovus Financial Corp.	426,900	11,595
Wells Fargo & Co.	750,000	44,535
		124,706
Consumer Finance - 1.4%
American Express Co.	5,897,548	319,352
Diversified Financial Services - 0.1%
Citigroup, Inc.	400,197	19,097
Insurance - 0.8%
American International Group, Inc.	2,438,750	162,909
Prudential Financial, Inc.	233,000	13,281
Scottish Re Group Ltd.	796,590	18,640
		194,830
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	879,300	51,404
TOTAL FINANCIALS		858,764
HEALTH CARE - 27.5%
Biotechnology - 10.0%
Abgenix, Inc. (a)	1,375,000	11,358
Affymetrix, Inc. (a)(d)	6,095,700	260,469
Alexion Pharmaceuticals, Inc. (a)(d)	2,781,990	64,959
Alkermes, Inc. (a)(d)	7,244,690	84,618
Amgen, Inc. (a)	2,282,605	140,631
Amylin Pharmaceuticals, Inc. (a)	2,950,000	63,189
Applera Corp. - Celera Genomics Group (a)	7,459,848	82,879
Biogen Idec, Inc. (a)	244,164	9,437
Celgene Corp. (a)(d)	16,462,872	450,671
CV Therapeutics, Inc. (a)(d)	3,371,800	73,944
Exelixis, Inc. (a)	2,910,000	20,690
Gen-Probe, Inc. (a)	1,820,000	92,656
Genentech, Inc. (a)	865,800	40,866
Genzyme Corp. - General Division (a)	1,590,000	89,183
Human Genome Sciences, Inc. (a)(d)	12,755,010	142,346
ImClone Systems, Inc. (a)	2,290,074	101,359
Immunomedics, Inc. (a)(d)	4,987,700	13,267
Medarex, Inc. (a)	3,689,720	31,215
MedImmune, Inc. (a)	2,372,800	57,137
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	202,077	$ 1,738
Myogen, Inc. (a)	1,063,000	8,887
Neurocrine Biosciences, Inc. (a)	1,012,908	40,547
ONYX Pharmaceuticals, Inc. (a)	979,612	28,350
OSI Pharmaceuticals, Inc. (a)(d)	3,806,460	207,947
Protein Design Labs, Inc. (a)(d)	5,673,150	84,984
Regeneron Pharmaceuticals, Inc. (a)(d)	5,327,200	32,549
Seattle Genetics, Inc. (a)	772,178	3,884
Tanox, Inc. (a)	771,000	8,581
Transkaryotic Therapies, Inc. (a)(d)	1,944,188	44,794
Vertex Pharmaceuticals, Inc. (a)(d)	8,018,687	92,536
		2,385,671
Health Care Equipment & Supplies - 3.2%
Alcon, Inc.	730,000	62,999
Boston Scientific Corp. (a)	1,263,000	41,250
Foxhollow Technologies, Inc.	292,700	8,064
Given Imaging Ltd. (a)	260,000	8,185
Guidant Corp.	825,000	60,547
Hospira, Inc. (a)	3,791,520	112,229
IntraLase Corp.	325,000	6,016
Medtronic, Inc.	1,239,964	64,627
Millipore Corp. (a)	1,865,000	84,410
Palomar Medical Technologies, Inc. (a)(d)	1,607,289	46,386
St. Jude Medical, Inc. (a)	5,524,200	215,996
Thoratec Corp. (a)(d)	3,397,809	39,924
Ventana Medical Systems, Inc. (a)	180,000	12,101
Zimmer Holdings, Inc. (a)	205,970	17,693
		780,427
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	415,000	24,298
Caremark Rx, Inc. (a)	1,845,000	70,627
Cerner Corp. (a)(d)	2,301,760	119,922
HCA, Inc.	940,000	44,377
Laboratory Corp. of America Holdings (a)	1,700,000	81,413
McKesson Corp.	510,000	19,043
Medco Health Solutions, Inc. (a)	4,546,360	201,949
Quest Diagnostics, Inc.	1,145,000	113,813
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	5,070,700	$ 462,245
WebMD Corp. (a)(d)	18,854,200	142,161
		1,279,848
Pharmaceuticals - 9.0%
Abbott Laboratories	2,795,200	128,551
Allergan, Inc.	500,000	37,590
Atherogenics, Inc. (a)(d)	3,365,000	55,556
Barr Pharmaceuticals, Inc. (a)	585,175	27,936
Bristol-Myers Squibb Co.	1,209,700	30,279
Dr. Reddy's Laboratories Ltd. ADR	1,725,000	30,395
Elan Corp. PLC sponsored ADR (a)	11,150,000	89,200
Eli Lilly & Co.	1,310,000	73,360
Forest Laboratories, Inc. (a)	305,000	13,024
Johnson & Johnson	4,678,300	306,896
Merck & Co., Inc.	1,324,300	41,980
Pfizer, Inc.	17,546,000	461,284
Schering-Plough Corp.	5,242,600	99,347
Sepracor, Inc. (a)(d)	10,508,573	677,488
Watson Pharmaceuticals, Inc. (a)	560,000	17,774
Wyeth	1,425,200	58,177
		2,148,837
TOTAL HEALTH CARE		6,594,783
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.6%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,815,000	61,274
Lockheed Martin Corp.	535,100	31,689
The Boeing Co.	5,160,000	283,645
		376,608
Air Freight & Logistics - 0.3%
Ryder System, Inc.	74,600	3,168
United Parcel Service, Inc. Class B	1,004,800	77,862
		81,030
Airlines - 2.7%
AMR Corp. (a)(d)	15,962,500	135,522
Gol Linhas Aereas Inteligentes sponsored ADR	1,065,000	31,141
JetBlue Airways Corp. (a)(d)	9,042,086	162,938
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/06 (a)	3,230,000	$ 26,132
sponsored ADR (a)	685,000	29,941
Southwest Airlines Co.	17,931,263	248,348
		634,022
Commercial Services & Supplies - 0.4%
Hudson Highland Group, Inc. (a)(d)	1,818,782	30,337
Monster Worldwide, Inc. (a)	2,657,900	76,680
		107,017
Electrical Equipment - 1.0%
American Power Conversion Corp. (d)	10,025,000	220,751
Color Kinetics, Inc. (d)	1,371,400	15,895
Microvision, Inc. (a)	241,933	1,381
		238,027
Industrial Conglomerates - 1.5%
3M Co.	2,120,000	177,953
General Electric Co.	4,905,000	172,656
		350,609
Machinery - 0.1%
Caterpillar, Inc.	120,000	11,406
Deere & Co.	159,900	11,370
		22,776
TOTAL INDUSTRIALS		1,810,089
INFORMATION TECHNOLOGY - 35.4%
Communications Equipment - 7.3%
Avaya, Inc. (a)	4,035,000	56,490
CIENA Corp. (a)	724,400	1,434
Cisco Systems, Inc. (a)	10,062,600	175,290
Corning, Inc. (a)	8,453,000	96,956
F5 Networks, Inc. (a)(d)	3,666,838	202,006
Harris Corp.	87,500	5,836
Juniper Networks, Inc. (a)	1,565,000	33,710
Motorola, Inc.	2,380,000	37,271
NMS Communications Corp. (a)(d)	2,794,798	13,974
Packeteer, Inc. (a)(d)	2,870,000	45,403
Plantronics, Inc.	950,000	34,618
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	13,863,400	$ 500,607
Research In Motion Ltd. (a)	6,365,000	418,296
Sonus Networks, Inc. (a)(d)	24,708,070	130,212
		1,752,103
Computers & Peripherals - 9.1%
Apple Computer, Inc. (a)	15,160,000	680,078
Avid Technology, Inc. (a)(d)	1,847,600	123,604
Dell, Inc. (a)	5,910,600	236,956
Hewlett-Packard Co.	225,000	4,680
International Business Machines Corp.	749,800	69,416
Lexmark International, Inc. Class A (a)	336,900	26,996
Network Appliance, Inc. (a)(d)	29,757,208	893,014
palmOne, Inc. (a)(d)	4,050,877	96,492
Pinnacle Systems, Inc. (a)(d)	4,488,029	19,209
Seagate Technology	550,000	9,884
Sun Microsystems, Inc. (a)	2,141,500	9,037
		2,169,366
Electronic Equipment & Instruments - 1.1%
Dionex Corp. (a)(d)	1,200,000	69,072
RAE Systems, Inc. (a)(d)	3,140,000	14,381
Symbol Technologies, Inc.	4,112,000	72,906
Trimble Navigation Ltd. (a)(d)	2,952,500	106,349
Universal Display Corp. (a)	1,155,000	8,732
		271,440
Internet Software & Services - 2.8%
Google, Inc. Class A (sub. vtg.)	2,782,448	523,072
Yahoo!, Inc. (a)	4,926,340	158,973
		682,045
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)(d)	8,152,358	385,036
First Data Corp.	50,000	2,051
Hewitt Associates, Inc. Class A (a)	413,800	12,720
		399,807
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. (a)	2,495,000	43,538
Altera Corp. (a)	3,049,400	63,245
Analog Devices, Inc.	1,949,900	71,600
Applied Materials, Inc. (a)	1,515,400	26,520
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atheros Communications, Inc. (d)	3,290,000	$ 45,172
Atheros Communications, Inc. (d)(e)	1,741,486	23,911
Cirrus Logic, Inc. (a)(d)	7,195,000	33,673
Cree, Inc. (a)(d)	5,905,750	138,903
FEI Co. (a)(d)	2,628,100	65,045
Freescale Semiconductor, Inc. Class B (a)	204,267	3,918
Integrated Circuit Systems, Inc. (a)	97,600	1,970
Intel Corp.	9,815,800	235,383
International Rectifier Corp. (a)	2,985,000	131,340
KLA-Tencor Corp.	510,000	25,199
Linear Technology Corp.	625,800	24,444
Marvell Technology Group Ltd. (a)	3,786,655	138,554
Micron Technology, Inc. (a)	291,800	3,356
MIPS Technologies, Inc. (a)(d)	3,871,227	42,816
National Semiconductor Corp.	4,913,204	98,018
O2Micro International Ltd. (a)(d)	3,004,790	32,241
Power Integrations, Inc. (a)	62,500	1,328
Samsung Electronics Co. Ltd.	50,000	26,232
Sigmatel, Inc. (a)(d)	2,292,207	95,562
Silicon Image, Inc. (a)(d)	7,663,800	88,287
Silicon Laboratories, Inc. (a)	230,315	8,084
Texas Instruments, Inc.	7,856,000	207,948
Virage Logic Corp. (a)(d)	2,096,790	27,741
Volterra Semiconductor Corp.	133,000	1,955
Xilinx, Inc.	2,035,100	61,460
		1,767,443
Software - 6.0%
Adobe Systems, Inc.	947,400	58,502
Autodesk, Inc.	800,000	23,776
BEA Systems, Inc. (a)	5,608,728	46,552
Cognos, Inc. (a)	2,500,000	107,361
Macromedia, Inc. (a)	3,305,000	112,006
Magma Design Automation, Inc. (a)	724,063	9,521
Mercury Interactive Corp. (a)	380,000	17,434
Microsoft Corp.	24,265,000	610,993
Novell, Inc. (a)	5,508,764	28,866
Opsware, Inc. (a)	1,050,000	5,828
Oracle Corp. (a)	3,765,000	48,606
PalmSource, Inc. (a)(d)	1,238,600	12,535
Red Hat, Inc. (a)(d)	18,349,401	210,284
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
RSA Security, Inc. (a)	1,160,000	$ 18,954
Salesforce.com, Inc.	3,855,000	61,911
Symantec Corp. (a)	2,890,800	63,627
VERITAS Software Corp. (a)	225,422	5,460
		1,442,216
TOTAL INFORMATION TECHNOLOGY		8,484,420
MATERIALS - 3.3%
Chemicals - 2.6%
Dow Chemical Co.	1,260,000	69,489
Minerals Technologies, Inc.	670,000	41,976
Monsanto Co.	7,795,289	458,207
Mosaic Co. (a)	2,515,900	41,412
		611,084
Metals & Mining - 0.7%
Barrick Gold Corp.	592,500	14,699
Massey Energy Co.	2,816,950	122,763
Nucor Corp.	530,000	33,040
		170,502
Paper & Forest Products - 0.0%
Neenah Paper, Inc.	17,472	614
TOTAL MATERIALS		782,200
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	525,000	1,223
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	3,700,000	108,891
Vodafone Group PLC sponsored ADR	312,660	8,220
		117,111
TOTAL TELECOMMUNICATION SERVICES		118,334
TOTAL COMMON STOCKS (Cost $21,703,321)		23,757,581
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (e)	12,820,512	$ 20,000
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (a)(e)	2,531,390	0
TOTAL CONVERTIBLE PREFERRED STOCKS		20,000
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e)	1,373,363	1,181
TOTAL PREFERRED STOCKS (Cost $52,553)		21,181
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 2.51% (b)	88,243,282	88,243
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	494,403,300	494,403
TOTAL MONEY MARKET FUNDS (Cost $582,646)		582,646
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $22,338,520)		24,361,408
NET OTHER ASSETS - (1.8)%		(436,187)
NET ASSETS - 100%		$ 23,925,221
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,092,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Geneprot, Inc. Series A	7/7/00	$ 7,553
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Procket Networks, Inc. Series C	2/9/01	$ 25,000
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affymetrix, Inc.	$ 206,949	$ -	$ -	$ -	$ 260,469
Alexion Pharmaceuticals, Inc.	55,877	1,842	-	-	64,959
Alkermes, Inc.	97,486	2,052	-	-	84,618
American Power Conversion Corp.	84,560	128,500	-	988	220,751
AMR Corp.	144,141	-	-	-	135,522
Atherogenics, Inc.	50,858	23,686	-	-	55,556
Atheros Communications, Inc.	28,199	9,135	-	-	45,172
Atheros Communications, Inc. (144A)	19,487	-	-	-	23,911
Avid Technology, Inc.	139,114	-	37,881	-	123,604
Celgene Corp.	451,412	-	-	-	450,671
Cerner Corp.	187,776	-	63,963	-	119,922
Cirrus Logic, Inc.	49,249	-	5,592	-	33,673
Cognizant Technology Solutions Corp. Class A	330,677	8,442	29,364	-	385,036
Color Kinetics, Inc.	5,720	14,630	-	-	15,895
Cree, Inc.	265,514	11,369	54,781	-	138,903
CV Therapeutics, Inc.	70,345	2,841	-	-	73,944
Dionex Corp.	68,868	-	-	-	69,072
F5 Networks, Inc.	148,776	10,513	-	-	202,006
FEI Co.	59,250	220	3,041	-	65,045
Hudson Highland Group, Inc.	24,835	-	-	-	30,337
Human Genome Sciences, Inc.	140,305	-	-	-	142,346
Immunomedics, Inc.	14,015	-	-	-	13,267
International Rectifier Corp.	159,198	-	30,273	-	-
JetBlue Airways Corp.	196,841	17,709	-	-	162,938
Magma Design Automation, Inc.	23,378	-	12,646	-	-
Microvision, Inc.	8,622	-	5,709	-	-
Millipore Corp.	161,507	-	65,229	-	-
MIPS Technologies, Inc.	33,801	109	-	-	42,816
Network Appliance, Inc.	911,794	-	14,289	-	893,014
Neurocrine Biosciences, Inc.	100,644	-	54,051	-	-
NMS Communications Corp.	18,971	-	1,126	-	13,974
Novell, Inc.	117,852	-	85,146	-	-
O2Micro International Ltd.	41,621	-	4,526	-	32,241
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ONYX Pharmaceuticals, Inc.	$ 56,761	$ -	$ 27,239	$ -	$ -
OSI Pharmaceuticals, Inc.	211,834	3,320	47,068	-	207,947
Packeteer, Inc.	-	41,562	-	-	45,403
palmOne, Inc.	130,965	8,230	-	-	96,492
PalmSource, Inc.	19,619	-	-	-	12,535
Palomar Medical Technologies, Inc.	9,125	28,041	-	-	46,386
Pinnacle Systems, Inc.	30,422	-	6,126	-	19,209
Protein Design Labs, Inc.	83,632	20,841	-	-	84,984
RAE Systems, Inc.	1,684	21,306	-	-	14,381
Red Hat, Inc.	265,699	-	-	-	210,284
Regeneron Pharmaceuticals, Inc.	49,117	-	-	-	32,549
Sepracor, Inc.	413,256	59,937	-	-	677,488
Shopping.com Ltd.	-	59,635	-	-	39,438
Sigmatel, Inc.	494	84,835	-	-	95,562
Silicon Image, Inc.	128,752	-	-	-	88,287
Sonus Networks, Inc.	163,320	-	-	-	130,212
Tanox, Inc.	32,354	-	20,238	-	-
Thoratec Corp.	40,978	-	6,918	-	39,924
TiVo, Inc.	36,518	-	4,200	-	27,582
Transkaryotic Therapies, Inc.	37,618	7,252	-	-	44,794
Trident Microsystems, Inc.	18,901	441	20,030	-	-
Trimble Navigation Ltd.	92,895	328	-	-	106,349
Veeco Instruments, Inc.	30,151	-	29,495	-	-
Vertex Pharmaceuticals, Inc.	85,158	-	-	-	92,536
Virage Logic Corp.	31,515	-	-	-	27,741
WebMD Corp.	173,487	-	39,219	-	142,161
Total	$ 6,561,897	$ 566,776	$ 668,150	$ 988	$ 6,181,906
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $22,484,205,000. Net unrealized appreciation aggregated $1,877,203,000, of which $5,157,146,000 related to appreciated investment securities and $3,279,943,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

Feburary 28, 2005

NMF-QTLY-0405

1.797943.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.2%
Auto Components - 0.2%
BorgWarner, Inc.	122,700	$ 6,472
Goodyear Tire & Rubber Co. (a)	65,000	940
		7,412
Automobiles - 4.0%
Brilliance China Automotive Holdings Ltd. sponsored ADR	371,000	8,069
Coachmen Industries, Inc.	357,900	5,365
Thor Industries, Inc.	2,064,600	73,500
Toyota Motor Corp. ADR	140,800	10,951
Winnebago Industries, Inc.	1,166,700	41,243
		139,128
Distributors - 0.3%
Li & Fung Ltd.	5,882,000	10,069
Hotels, Restaurants & Leisure - 4.9%
Boyd Gaming Corp.	34,200	1,676
Harrah's Entertainment, Inc.	97,800	6,415
International Speedway Corp.:
Class A	325,322	17,340
Class B	228,100	12,089
Mandalay Resort Group	177,500	12,579
P.F. Chang's China Bistro, Inc. (a)	505,600	27,712
Penn National Gaming, Inc. (a)	119,200	7,195
Pinnacle Entertainment, Inc. (a)	99,300	1,539
Station Casinos, Inc.	32,200	1,962
The Cheesecake Factory, Inc. (a)	2,339,437	79,611
		168,118
Household Durables - 5.7%
Champion Enterprises, Inc. (a)	3,116,800	32,259
Garmin Ltd.	1,697,050	86,974
Harman International Industries, Inc.	516,800	57,969
Sony Corp. sponsored ADR	495,500	18,725
		195,927
Leisure Equipment & Products - 0.1%
MarineMax, Inc. (a)	75,900	2,600
Mattel, Inc.	32,400	678
		3,278
Media - 4.2%
E.W. Scripps Co. Class A	146,300	6,753
McGraw-Hill Companies, Inc.	49,600	4,556
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Meredith Corp.	209,800	$ 9,628
Omnicom Group, Inc.	401,700	36,583
Reuters Group PLC sponsored ADR	867,300	41,015
Sirius Satellite Radio, Inc. (a)	800,000	4,456
The Reader's Digest Association, Inc. (non-vtg.)	204,600	3,540
Walt Disney Co.	179,200	5,007
Washington Post Co. Class B	11,800	10,596
Westwood One, Inc. (a)	139,100	3,038
XM Satellite Radio Holdings, Inc. Class A (a)	587,600	19,367
		144,539
Multiline Retail - 0.0%
Saks, Inc.	123,500	1,876
Specialty Retail - 0.6%
American Eagle Outfitters, Inc.	125,600	6,799
bebe Stores, Inc.	48,300	1,360
Guess?, Inc. (a)	16,300	240
Guitar Center, Inc. (a)	126,600	7,669
Tiffany & Co., Inc.	32,400	977
Weight Watchers International, Inc. (a)	64,900	2,791
West Marine, Inc. (a)	68,900	1,666
		21,502
Textiles, Apparel & Luxury Goods - 3.2%
Carter's, Inc. (a)	46,100	1,835
Oshkosh B'Gosh, Inc. Class A	5,800	182
Polo Ralph Lauren Corp. Class A	116,100	4,574
Puma AG	324,076	76,380
Quiksilver, Inc. (a)	687,600	21,721
Stride Rite Corp.	401,400	5,218
		109,910
TOTAL CONSUMER DISCRETIONARY		801,759
CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	85,000	4,550
Food & Staples Retailing - 0.3%
Longs Drug Stores Corp.	442,900	12,060
United Natural Foods, Inc. (a)	7,800	243
		12,303
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.6%
Archer-Daniels-Midland Co.	1,671,300	$ 40,278
Bunge Ltd.	210,200	11,500
Lance, Inc.	77,427	1,233
Seaboard Corp.	800	856
		53,867
Household Products - 0.1%
Central Garden & Pet Co. Class A (a)	3,300	151
WD-40 Co.	73,562	2,410
		2,561
TOTAL CONSUMER STAPLES		73,281
ENERGY - 6.8%
Energy Equipment & Services - 5.5%
Diamond Offshore Drilling, Inc.	129,700	6,420
ENSCO International, Inc.	196,700	7,923
Halliburton Co.	194,500	8,552
Nabors Industries Ltd. (a)	65,000	3,731
Rowan Companies, Inc.	421,900	13,366
Schlumberger Ltd. (NY Shares)	251,700	18,991
Smith International, Inc.	2,030,400	130,474
		189,457
Oil & Gas - 1.3%
Newfield Exploration Co. (a)	24,300	1,804
Quicksilver Resources, Inc. (a)	18,800	936
Unocal Corp.	487,500	26,374
Valero Energy Corp.	246,200	17,539
Williams Companies, Inc.	32,200	606
		47,259
TOTAL ENERGY		236,716
FINANCIALS - 2.4%
Capital Markets - 0.3%
Bear Stearns Companies, Inc.	89,300	8,885
Consumer Finance - 0.0%
Nelnet, Inc. Class A (a)	24,800	845
Diversified Financial Services - 1.7%
Chicago Mercantile Exchange Holdings, Inc. Class A	139,000	28,720
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Leucadia National Corp.	300,650	$ 10,075
Moody's Corp.	228,300	19,157
		57,952
Insurance - 0.3%
W.R. Berkley Corp.	192,300	9,877
Real Estate - 0.1%
CB Richard Ellis Group, Inc. Class A	73,900	2,666
Shun Tak Holdings Ltd.	2,592,000	2,576
		5,242
TOTAL FINANCIALS		82,801
HEALTH CARE - 4.5%
Biotechnology - 0.4%
Biogen Idec, Inc. (a)	125,700	4,858
Genentech, Inc. (a)	164,870	7,782
		12,640
Health Care Equipment & Supplies - 2.8%
Biomet, Inc.	355,000	14,988
Boston Scientific Corp. (a)	734,400	23,986
Cholestech Corp. (a)	128,000	1,425
Cytyc Corp. (a)	143,600	3,274
Dade Behring Holdings, Inc. (a)	136,900	8,585
Haemonetics Corp. (a)	67,000	2,779
Hologic, Inc. (a)	24,400	902
Intuitive Surgical, Inc. (a)	70,500	3,324
Varian Medical Systems, Inc. (a)	102,500	3,683
Waters Corp. (a)	676,100	33,027
Wright Medical Group, Inc. (a)	66,300	1,690
		97,663
Health Care Providers & Services - 0.9%
American Healthways, Inc. (a)	31,800	1,081
IMS Health, Inc.	227,500	5,540
PacifiCare Health Systems, Inc. (a)	370,400	23,513
		30,134
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.4%
Abbott Laboratories	100,000	$ 4,599
Connetics Corp. (a)	393,000	9,727
		14,326
TOTAL HEALTH CARE		154,763
INDUSTRIALS - 16.7%
Aerospace & Defense - 0.5%
L-3 Communications Holdings, Inc.	96,400	6,950
Rockwell Collins, Inc.	247,000	11,374
		18,324
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	114,715	6,286
FedEx Corp.	351,800	34,399
Forward Air Corp.	45,000	1,993
Hub Group, Inc. Class A (a)	29,900	1,739
Pacer International, Inc. (a)	64,200	1,634
UTI Worldwide, Inc.	83,900	6,222
		52,273
Airlines - 0.1%
Southwest Airlines Co.	160,400	2,222
Commercial Services & Supplies - 1.0%
Herman Miller, Inc.	713,230	20,669
R.R. Donnelley & Sons Co.	48,700	1,617
Robert Half International, Inc.	301,000	8,780
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	134,600	2,399
		33,465
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	1,262,500	54,805
Dycom Industries, Inc. (a)	166,700	4,493
Fluor Corp.	78,300	4,913
Shaw Group, Inc. (a)	153,900	3,201
		67,412
Electrical Equipment - 0.8%
ABB Ltd. sponsored ADR (a)	1,190,900	7,253
Cooper Industries Ltd. Class A	264,400	18,341
Rockwell Automation, Inc.	39,600	2,461
		28,055
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
General Electric Co.	1,086,000	$ 38,227
Machinery - 4.9%
Bucyrus International, Inc. Class A	209,100	9,081
Caterpillar, Inc.	32,500	3,089
Cummins, Inc.	246,500	18,096
Deere & Co.	225,200	16,014
Donaldson Co., Inc.	486,000	15,499
Gardner Denver, Inc. (a)	142,500	5,858
ITT Industries, Inc.	100,400	8,830
JLG Industries, Inc.	5,100	109
Joy Global, Inc.	1,025,700	37,694
PACCAR, Inc.	162,500	12,230
Pentair, Inc.	544,400	22,560
Stewart & Stevenson Services, Inc.	61,500	1,317
Tennant Co.	221,400	8,701
Wabtec Corp.	259,900	4,785
Watts Water Technologies, Inc. Class A	160,000	5,320
		169,183
Marine - 1.2%
A.P. Moller - Maersk AS Series B	892	8,379
Alexander & Baldwin, Inc.	722,573	32,805
		41,184
Road & Rail - 3.5%
Burlington Northern Santa Fe Corp.	852,000	42,830
J.B. Hunt Transport Services, Inc.	197,900	9,339
Kansas City Southern (a)	338,000	6,632
Laidlaw International, Inc. (a)	889,800	20,465
Landstar System, Inc. (a)	495,600	17,386
Norfolk Southern Corp.	288,500	10,354
RailAmerica, Inc. (a)	103,300	1,246
Swift Transportation Co., Inc. (a)	324,183	7,690
Yellow Roadway Corp. (a)	112,100	6,474
		122,416
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co.	67,600	$ 3,952
UAP Holding Corp.	132,000	2,057
		6,009
TOTAL INDUSTRIALS		578,770
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 1.0%
Adtran, Inc.	355,427	6,650
CIENA Corp. (a)	3,984,400	7,889
Comverse Technology, Inc. (a)	233,400	5,417
Motorola, Inc.	510,200	7,990
Sycamore Networks, Inc. (a)	1,597,700	5,736
ViaSat, Inc. (a)	78,700	1,565
		35,247
Computers & Peripherals - 7.6%
Apple Computer, Inc. (a)	792,300	35,543
Avid Technology, Inc. (a)	479,992	32,111
Creative Technology Ltd. (Nasdaq)	268,100	3,038
EMC Corp. (a)	1,003,400	12,703
International Business Machines Corp.	129,700	12,008
NCR Corp. (a)	80,400	3,135
QLogic Corp. (a)	2,656,643	107,036
Seagate Technology	1,989,800	35,757
Storage Technology Corp. (a)	78,300	2,490
UNOVA, Inc. (a)	827,300	19,260
		263,081
Electronic Equipment & Instruments - 2.4%
Dionex Corp. (a)	359,558	20,696
FLIR Systems, Inc. (a)	670,100	20,941
Ingram Micro, Inc. Class A (a)	284,500	5,098
Leica Geosystems AG (a)	35,184	10,830
Measurement Specialties, Inc. (a)	64,500	1,632
Paxar Corp. (a)	392,500	9,196
ScanSource, Inc. (a)	35,000	2,196
Symbol Technologies, Inc.	771,600	13,680
		84,269
Internet Software & Services - 2.9%
Blue Coat Systems, Inc. (a)	124,157	2,312
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
DoubleClick, Inc. (a)	1,400,183	$ 10,907
Google, Inc. Class A (sub. vtg.)	144,100	27,089
InfoSpace, Inc. (a)	129,300	5,361
Jupitermedia Corp. (a)	420,600	5,653
Marchex, Inc. Class B	117,000	2,428
RealNetworks, Inc. (a)	207,000	1,296
VeriSign, Inc. (a)	722,100	19,800
Websense, Inc. (a)	216,300	12,946
Yahoo!, Inc. (a)	380,194	12,269
		100,061
IT Services - 1.8%
Accenture Ltd. Class A (a)	1,531,700	39,135
Cognizant Technology Solutions Corp. Class A (a)	65,800	3,108
Computer Sciences Corp. (a)	110,400	5,104
Infosys Technologies Ltd. sponsored ADR	24,000	1,830
Sapient Corp. (a)	1,611,543	11,877
		61,054
Office Electronics - 1.4%
Zebra Technologies Corp. Class A (a)	945,437	47,149
Semiconductors & Semiconductor Equipment - 2.4%
Freescale Semiconductor, Inc. Class B (a)	680,088	13,044
Intel Corp.	548,500	13,153
KLA-Tencor Corp.	365,300	18,049
Lam Research Corp. (a)	842,300	26,482
PMC-Sierra, Inc. (a)	511,600	5,090
Teradyne, Inc. (a)	160,000	2,467
Varian Semiconductor Equipment Associates, Inc. (a)	108,000	4,303
		82,588
Software - 8.4%
Activision, Inc. (a)	301,400	6,589
Adobe Systems, Inc.	113,700	7,021
Autodesk, Inc.	1,123,600	33,393
Cadence Design Systems, Inc. (a)	220,700	3,041
Cognos, Inc. (a)	638,300	27,412
Compuware Corp. (a)	355,738	2,405
Electronic Arts, Inc. (a)	261,800	16,883
Hyperion Solutions Corp. (a)	190,720	9,628
Jack Henry & Associates, Inc.	40,200	798
Kronos, Inc. (a)	110,245	6,156
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Macromedia, Inc. (a)	110,300	$ 3,738
Macrovision Corp. (a)	169,285	4,105
McAfee, Inc. (a)	97,700	2,260
Mentor Graphics Corp. (a)	2,428,623	33,466
NAVTEQ Corp.	549,800	24,026
Novell, Inc. (a)	620,439	3,251
Oracle Corp. (a)	3,479,600	44,922
Siebel Systems, Inc. (a)	3,429,893	29,257
Symantec Corp. (a)	187,800	4,133
TIBCO Software, Inc. (a)	1,897,659	18,521
Ulticom, Inc. (a)	31,500	442
VERITAS Software Corp. (a)	416,100	10,078
		291,525
TOTAL INFORMATION TECHNOLOGY		964,974
MATERIALS - 10.2%
Chemicals - 5.8%
Air Products & Chemicals, Inc.	295,900	18,529
K&S AG	132,798	7,489
Lubrizol Corp.	167,700	7,149
Monsanto Co.	704,800	41,428
Mosaic Co. (a)	590,500	9,720
Potash Corp. of Saskatchewan	1,190,900	105,472
Syngenta AG sponsored ADR	506,200	11,420
Wellman, Inc.	65,000	891
		202,098
Construction Materials - 0.3%
Headwaters, Inc. (a)	125,800	4,046
Martin Marietta Materials, Inc.	77,900	4,493
		8,539
Metals & Mining - 4.1%
Cameco Corp.	750,300	34,156
Carpenter Technology Corp.	65,600	4,436
Cleveland-Cliffs, Inc.	374,300	30,075
Peabody Energy Corp.	32,500	3,156
Phelps Dodge Corp.	200,900	21,386
POSCO sponsored ADR	32,500	1,763
Quanex Corp.	162,200	9,545
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
RTI International Metals, Inc. (a)	267,900	$ 7,260
Schnitzer Steel Industries, Inc. Class A	43,550	1,769
Steel Technologies, Inc.	41,500	1,279
Stillwater Mining Co. (a)	919,076	10,459
Titanium Metals Corp. (a)	52,000	1,980
United States Steel Corp.	104,400	6,510
USEC, Inc.	505,900	7,487
Wheeling Pittsburgh Corp. (a)	19,800	825
		142,086
TOTAL MATERIALS		352,723
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SA de CV sponsored ADR	56,100	3,293
Nextel Communications, Inc. Class A (a)	95,800	2,819
		6,112
UTILITIES - 1.9%
Electric Utilities - 1.7%
FPL Group, Inc.	64,100	5,086
PG&E Corp.	610,200	21,467
TXU Corp.	419,400	31,979
		58,532
Gas Utilities - 0.0%
Southern Union Co.	72,100	1,828
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	381,600	6,388
NRG Energy, Inc. (a)	10,900	420
		6,808
TOTAL UTILITIES		67,168
TOTAL COMMON STOCKS (Cost $2,628,233)		3,319,067
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	18,500	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $278)		0
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 2.51% (b)	142,041,229	142,041
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	90,470,400	90,470
TOTAL MONEY MARKET FUNDS (Cost $232,511)		232,511
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $2,861,022)		3,551,578
NET OTHER ASSETS - (2.6)%		(88,595)
NET ASSETS - 100%		$ 3,462,983
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 319
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $2,864,197,000. Net unrealized appreciation aggregated $687,381,000, of which $788,219,000 related to appreciated investment securities and $100,838,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005